SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY
Schedule of share capital

	2018		2017		2016
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	242,129	$3,386,946	240,483	$3,365,962	206,539	$3,133,524
Issued for cash:
Purchase of common shares under Normal Course Issuer Bid	(5,925)	(82,596)	—	—	—	—
Stock Option Plan	668	9,138	—	—	—	—
Public offering	—	—	—	—	33,350	230,115
Share issue costs (net of tax of $2,621)	—	—	—	—	—	(7,084)
Non-cash:
Share-based compensation – settled	2,539	23,389	1,646	20,984	594	9,407
Stock Option Plan – exercised	—	731	—	—	—	—
Balance, end of year	239,411	$3,337,608	242,129	$3,386,946	240,483	$3,365,962

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2018	2017	2016
Cash:
Long-term incentive plans expense	$133	$997	$3,114
Non-Cash:
Long-term incentive plans expense	25,917	22,576	26,951
Equity swap (gain)/loss	(210)	184	(3,582)
Stock option plan expense	—	—	63
Share-based compensation expense	$25,840	$23,757	$26,546

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2018	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	368	2,713	2,109	5,190
Granted	78	735	809	1,622
Vested	(55)	(2,071)	(1,080)	(3,206)
Forfeited	—	(6)	(85)	(91)
Balance, end of year	391	1,371	1,753	3,515

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2018 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$17,042	$12,765	$29,807
Unrecognized share-based compensation expense	15,131	5,429	20,560
Fair value	$32,173	$18,194	$50,367
Weighted-average remaining contractual term (years)	1.8	1.4

(1)Includes estimated performance multipliers.

Schedule of the stock option plan activity for the period

	Number of Options	Weighted Average
Year ended December 31, 2018	(thousands)	Exercise Price
Options outstanding, beginning of year	5,486	$18.25
Exercised	(668)	13.66
Forfeited	(49)	21.17
Expired	(638)	30.20
Options outstanding and exercisable, end of year	4,131	$17.12

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2018	2017	2016
Net income/(loss)	$378,279	$236,998	$397,416

Weighted average shares outstanding – Basic	244,076	241,929	226,530
Dilutive impact of share-based compensation	3,185	5,945	4,763
Weighted average shares outstanding – Diluted	247,261	247,874	231,293
Net income/(loss) per share
Basic	$1.55	$0.98	$1.75
Diluted	$1.53	$0.96	$1.72